Prospectus Supplement

John Hancock Funds II

Supplement dated October 22, 2021 to the current Prospectus dated June 7, 2021 (the prospectus), as may be supplemented

The ticker table for the Multi-Index Preservation Portfolios is amended and restated to include the ticker symbols for Class I:

	A	I
Multi-Index 2065 Preservation Portfolio	-	JADAX
Multi-Index 2060 Preservation Portfolio	-	JTBLX
Multi-Index 2055 Preservation Portfolio	-	JACIX
Multi-Index 2050 Preservation Portfolio	-	JACQX
Multi-Index 2045 Preservation Portfolio	-	JACUX
Multi-Index 2040 Preservation Portfolio	-	JACVX
Multi-Index 2035 Preservation Portfolio	-	JACWX
Multi-Index 2030 Preservation Portfolio	-	JACYX
Multi-Index 2025 Preservation Portfolio	-	JACZX
Multi-Index Income Preservation Portfolio	-	JACKX

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Funds II (the Trust)

Supplement dated October 22, 2021 to the current Statement of Additional Information dated June 7, 2021 (the SAI), as may be supplemented

The ticker table for the Multi-Index Preservation Portfolios is amended and restated to include the ticker symbols for Class I:

	A	I
Multi-Index 2065 Preservation Portfolio	-	JADAX
Multi-Index 2060 Preservation Portfolio	-	JTBLX
Multi-Index 2055 Preservation Portfolio	-	JACIX
Multi-Index 2050 Preservation Portfolio	-	JACQX
Multi-Index 2045 Preservation Portfolio	-	JACUX
Multi-Index 2040 Preservation Portfolio	-	JACVX
Multi-Index 2035 Preservation Portfolio	-	JACWX
Multi-Index 2030 Preservation Portfolio	-	JACYX
Multi-Index 2025 Preservation Portfolio	-	JACZX
Multi-Index Income Preservation Portfolio	-	JACKX

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.